Equity Investments (Tables)	12 Months Ended
Dec. 31, 2011
Equity Investments [Abstract]
Summarized combined financial information of entities in which Company owns equity interest

Summarized combined financial information for the unconsolidated entities in which the Company owns an equity interest is as follows (in thousands):

	December 31,
	2011	2010
Current assets	$233,496	$220,881
Noncurrent assets	790,125	771,646

Total assets	$1,023,621	$992,527

Current liabilities	$82,687	$83,985
Noncurrent liabilities	2,094	2,198
Members’ equity	938,672	905,006
Noncontrolling interests	168	1,338

Total liabilities and equity	$1,023,621	$992,527

	Year Ended December 31,
	2011	2010	2009
Net operating revenues	$1,230,146	$1,195,108	$1,181,334
Operating costs and expenses	$1,068,212	$1,044,751	$1,032,953
Income from continuing operations before taxes	$162,124	$150,640	$148,343